Note 2 - Investments (Details) - Net Investment Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net Investment Income [Line Items]
Gross investment income	$ 21,814,071	$ 21,816,682
Investment expenses	1,152,929	1,090,415
Net investment income	20,661,142	20,726,267
Fixed Maturities [Member]
Net Investment Income [Line Items]
Gross investment income	19,254,558	19,456,710
Equity Securities [Member]
Net Investment Income [Line Items]
Gross investment income	169,784	58,972
Mortgage Loans on Real Estate [Member]
Net Investment Income [Line Items]
Gross investment income	1,109,776	1,317,826
Policy Loans [Member]
Net Investment Income [Line Items]
Gross investment income	478,750	489,824
State-Guaranteed Receivables [Member]
Net Investment Income [Line Items]
Gross investment income	568,978	487,070
Derivative [Member]
Net Investment Income [Line Items]
Gross investment income	2,400	(110,100)
Other Long-term Investments [Member]
Net Investment Income [Line Items]
Gross investment income	$ 229,825	$ 116,380